Summary Prospectus
Touchstone Emerging Markets Small Cap Fund	January 30, 2019

Class A Ticker: TEMAX Class C Ticker: TEFCX
Class Y Ticker: TEMYX Institutional Class: TMEIX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated January 30, 2019, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/literature-center, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through your financial intermediary or directly with Touchstone.

TOUCHSTONE EMERGING MARKETS SMALL CAP FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Emerging Markets Small Cap Fund (the “Fund”) seeks capital appreciation.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Touchstone Emerging Markets Small Cap Fund Summary

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	2.81%	3.47%	1.92%	3.75%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	4.12%	5.53%	2.98%	4.81%
Fee Waiver or Expense Reimbursement(2)	(2.42)%	(3.08)%	(1.53)%	(3.51)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)(2)	1.70%	2.45%	1.45%	1.30%
_______________________________________________________
(1)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2018.
(2)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.69%, 2.44%, 1.44%, and 1.29% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also

Touchstone Emerging Markets Small Cap Fund Summary

assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
				Institutional
	Class A	Class C	Class Y	Class	Class C
1 Year	$664	$348	$148	$132	$248
3 Years	$1,480	$1,376	$777	$1,132	$1,376
5 Years	$2,310	$2,493	$1,433	$2,135	$2,493
10 Years	$4,450	$5,232	$3,191	$4,660	$5,232

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of small-cap companies located in emerging markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment either (1) below $5 billion, or (2) below the market capitalization of the largest company within the Morgan Stanley Capital International ("MSCI") Emerging Markets Small Cap Index, whichever is higher. The size of the companies in the MSCI Emerging Markets Small Cap Index will change with market conditions. Equity securities include common stocks and American Depositary Receipts ("ADRs"). The Fund generally expects to invest in a portfolio of approximately 80 to 100 issuers.

The Fund classifies emerging markets using the MSCI definition. As of December 31, 2018, the countries defined by MSCI as emerging markets were: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.The composition of the countries considered emerging markets by MSCI may change from time to time. The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in, an emerging market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries.

The Fund may engage in frequent and active trading of portfolio securities as a part of its principal investment strategy.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Touchstone Emerging Markets Small Cap Fund Summary

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the MSCI Emerging Markets Small Cap Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On April 19, 2016, the Fund changed its name, principal investment strategies and sub-advisor. Consequently, prior performance may have been different if the Fund had been managed using the current sub-advisor and its emerging market strategy.

Touchstone Emerging Markets Small Cap Fund Summary

Touchstone Emerging Markets Small Cap Fund — Class A Total Return as of December 31

Best Quarter: Third Quarter 2010 18.39%	Worst Quarter: Third Quarter 2011 (18.02)%

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Touchstone Emerging Markets Small Cap Fund Summary

Average Annual Total Returns
For the periods ended December 31, 2018

	1 Year	5 Years	Since Inception (9-30-09)
Touchstone Emerging Markets Small Cap Fund — Class A
Return Before Taxes	(28.37)%	(3.78)%	(0.56)%
Return After Taxes on Distributions	(28.55)%	(3.97)%	(0.68)%
Return After Taxes on Distributions and Sale of Fund Shares	(16.66)%	(2.58)%	(0.22)%
Touchstone Emerging Markets Small Cap Fund — Class C
Return Before Taxes	(25.31)%	(3.36)%	(0.68)%
Touchstone Emerging Markets Small Cap Fund — Class Y
Return Before Taxes	(23.79)%	(2.36)%	0.36%
Touchstone Emerging Markets Small Cap Fund — Institutional Class
Return Before Taxes	(23.62)%	(2.24)%	0.49%
MSCI Emerging Markets Small Cap Index (reflects no deductions for fees or expenses)	(18.59)%	0.95%	3.27%

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Copper Rock Capital Partners LLC	Stephen Dexter	Since 2016	Partner, Chief Investment Officer and Portfolio Manager
	H. David Shea, CFA	Since 2016	Partner and Portfolio Manager

Touchstone Emerging Markets Small Cap Fund Summary

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRAs and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TSF-56-TFGT-TEMAX-1901

Touchstone Emerging Markets Small Cap Fund Summary

(This Page Intentionally Left Blank)